Stockholders' Deficit - Additional Information (Detail) (USD $)	1 Months Ended	9 Months Ended		12 Months Ended				1 Months Ended		12 Months Ended	9 Months Ended		1 Months Ended		12 Months Ended	1 Months Ended
	Mar. 31, 2013	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Aug. 31, 2011 Incremental stock-based compensation expenses [Member]	Mar. 31, 2011 Incremental stock-based compensation expenses [Member] Employees	Dec. 31, 2011 Incremental stock-based compensation expenses [Member]	Sep. 30, 2013 2013 Omnibus Incentive Plan [Member]	Sep. 30, 2013 Prior Plans [Member]	Sep. 30, 2013 2013 Employee Stock Purchase Plan [Member]	Sep. 23, 2013 2013 Employee Stock Purchase Plan [Member]	Dec. 31, 2012 2010 Equity Incentive Plan [Member]	Feb. 28, 2013 Minimum [Member]	Aug. 31, 2011 Minimum [Member] Incremental stock-based compensation expenses [Member]	Feb. 28, 2013 Maximum [Member]	Aug. 31, 2011 Maximum [Member] Incremental stock-based compensation expenses [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percent of annual increase in common stock available for issuance											4.00%		1.00%		4.00%
Nonstatutory stock options granted, exercise price percentage				85.00%
Stock options granted to a stockholder owning more than 10%, exercise price percentage				110.00%
Stock options granted, expiration term				10 years
Option vested period				4 years												18 months	3 months	20 months	18 months
Number of options vested		2,177,736		2,504,448					80,649
Stock options to purchase common stock outstanding, weighted-average exercise price		$ 5.98		$ 5.17
Options outstanding, weighted-average remaining contractual term		7 years 6 months		6 years 7 months 6 days
Weighted-average remaining contractual term options exercisable				5 years 7 months 6 days
Aggregate intrinsic value of options outstanding		$ 15,900,000		$ 2,700,000
Aggregate intrinsic value of options exercisable		9,300,000		2,700,000
Closing price of common stock		$ 13.10		$ 5.54
Number of options to which vesting conditions amended									2
Number of employees effected									2
Agreement term									12 months
Upfront payment									50,000,000
Performance-based options, amendment description									The original terms of the performance-based options provided that the options to two employees would partially vest in the event we enter into a definitive agreement for a strategic alliance or partnership with an upfront payment over $50 million. As amended, the terms of the performance-based options provide that the options would partially vest in the event we enter into one or more definitive agreements for strategic alliances or partnerships within a 12-month period with aggregate upfront payments over $50 million.
Additional incremental stock-based compensation	157,000							500,000		600,000
Acceleration of nonvested options held by former CEO upon separation								50.00%
Stock-based compensation expense		1,554,000	1,237,000	1,721,000	2,927,000	1,063,000		500,000
Expected dividend yield		0.00%	0.00%	0.00%	0.00%	0.00%
Weighted-average grant-date fair value per share of stock options granted				$ 4.06	$ 6.03	$ 4.92
Total intrinsic value of options exercised				328,000	183,000	303,000
Total unrecognized compensation expense related to nonvested employee and director stock options		$ 4,600,000				$ 3,476,000
Unrecognized compensation expense expected to recognize, weighted-average period		2 years 10 months 24 days				2 years 7 months 6 days
Common stock available for issuance		3,500,000		451,349	441,030	234,724	495,732				3,500,000	1,069,985
Number of shares of common stock reserved for future issuance														250,000
Maximum increase in shares reserved for issuance													300,000
Common stock available for issuance, description													Unless our Board provides otherwise, beginning on January 1, 2014, and continuing until the expiration of the ESPP, the total number of shares of common stock available for issuance under the ESPP will automatically increase annually on January 1 by the lesser of (i) 1% of the total number of issued and outstanding shares of common stock as of December 31 of the immediately preceding year, or (ii) 300,000 shares of common stock. As of September 30, 2013, we have not issued any shares of common stock under the ESPP.
Weighted-average remaining contractual term options exercisable		6 years 3 months 18 days